Common Shares (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued and outstanding
TransAlta is authorized to issue an unlimited number of voting common shares without nominal or par value.

As at Dec. 31	2022		2021
	Common shares (millions)	Amount	Common shares (millions)	Amount
Issued and outstanding, beginning of year	271.0	2,901	269.8	2,896
Purchased and cancelled under the NCIB	(4.3)	(46)	—	—
Effects of share-based payment plans	0.9	5	—	(3)
Stock options exercised	0.5	3	1.2	8
Issued and outstanding, end of year	268.1	2,863	271.0	2,901
The following are the effects of the Company's purchase and cancellation of the common shares during the year:

For the year ended Dec. 31	2022	2021
Total shares purchased(1)	4,342,300	—
Average purchase price per share	12.48	—
Total cost (millions)	54	—
Weighted average book value of shares cancelled	46	—
Amount recorded in deficit	(8)	—
(1) As at Dec. 31, 2022, includes 164,300 (2021 – nil) shares that were repurchased but were not cancelled due to timing differences between the transaction date and settlement date. The Company paid $52 million in 2022 and the remaining amount was paid subsequent to the year end.
All preferred shares issued and outstanding are non-voting cumulative redeemable fixed or floating rate first preferred shares.

As at Dec. 31	2022		2021
Series(1)	Number of shares (millions)	Amount	Number of shares (millions)	Amount
Series A	9.6	235	9.6	235
Series B	2.4	58	2.4	58
Series C	10.0	243	11.0	269
Series D	1.0	26	—	—
Series E	9.0	219	9.0	219
Series G	6.6	161	6.6	161
Issued and outstanding, end of year	38.6	942	38.6	942
(1)    Series 1 Preferred Shares are accounted for as long-term debt. Refer to Note 26.

Disclosure of earnings per share

Year ended Dec. 31	2022	2021	2020
Net earnings (loss) attributable to common shareholders	4	(576)	(336)
Basic and diluted weighted average number of common shares outstanding (millions)	271	271	275
Net earnings (loss) per share attributable to common shareholders, basic and diluted	0.01	(2.13)	(1.22)